JPMorgan US Large Cap Core Plus Fund Expense Example, No Redemption - A C I Shares [Member] - JPMorgan US Large Cap Core Plus Fund	Jun. 30, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 677
Expense Example, No Redemption, 3 Years	1,057
Expense Example, No Redemption, 5 Years	1,461
Expense Example, No Redemption, 10 Years	2,587
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	211
Expense Example, No Redemption, 3 Years	714
Expense Example, No Redemption, 5 Years	1,243
Expense Example, No Redemption, 10 Years	2,569
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	135
Expense Example, No Redemption, 3 Years	483
Expense Example, No Redemption, 5 Years	854
Expense Example, No Redemption, 10 Years	$ 1,898